Income Taxes - Components of Deferred Tax Assets and (Liabilities) (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Deferred tax assets/liabilities:
Net operating loss carryforwards	$ 12,362	$ 14,676
Share-based compensation	2,369	2,136
Deferred revenue	1,609	1,203
Fixed assets	1,097	509
Accrued compensation	732	624
Accrued costs	203	141
Deferred rent	284	159
Income tax credits	184
Other	149	164
Gross deferred tax assets	18,989	19,612
Valuation allowance	(18,355)	(19,612)
Prepaid expenses	(139)
Fixed assets	(442)
Other	(53)
Deferred tax assets, net	$ 0	$ 0